NATURE OF OPERATIONS AND GOING CONCERN (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended
	May 31, 2019	Aug. 31, 2018	May 31, 2018	May 31, 2019	May 31, 2018	Aug. 31, 2017	Nov. 20, 2015
Statements [Line Items]
Loss for the year	$ 3,682	$ 3,419	$ 10,721	$ 13,137	$ 37,605
Negative equity	26,638	$ 19,530	$ 14,976	26,638	$ 14,976	$ 23,266
Approximations [Member]
Statements [Line Items]
Loss for the year				13,300
Negative equity	26,600			26,600
LMM Facility [Member]
Statements [Line Items]
Borrowings	$ 43,000			$ 43,000			$ 40,000